Group assets and liabilities by business types - debt securities (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Financial investments
Debt securities	[1]	$ 73,804	$ 83,064
Consolidated investment funds | Operating segments
Financial investments
Debt securities		$ 10,409	$ 11,116

[1]	Included within equity securities and holdings in collective investment schemes and debt securities as at 31 December 2024 are $1,565 million of lent securities and assets subject to repurchase agreements (31 December 2023: $2,001 million).